Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Other Current Assets [Abstract]
Inventory	$ 26	$ 23
Prepaid expenses	126	130
Current tax receivables	65	72
Deferred commissions	127	117
Other current assets	81	204
Prepaid expenses and other current assets	$ 425	$ 546